Consolidated Statements of Convertible Preferred Stock and Stockholders' Equity (Deficit) (USD $)	Total	Pro forma [Member]	Series A-1 convertible preferred stock [Member]	Series A-1 convertible preferred stock [Member] Pro forma [Member]	Series A-2 convertible preferred stock [Member]	Series A-2 convertible preferred stock [Member] Pro forma [Member]	Series B convertible preferred stock [Member]	Series B convertible preferred stock [Member] Pro forma [Member]	Series C Convertible Preferred Stock [Member]	Series C Convertible Preferred Stock [Member] Pro forma [Member]	Common Shares [Member]	Common Shares [Member] Pro forma [Member]	Additional Paid-in Capital [Member]	Additional Paid-in Capital [Member] Pro forma [Member]	Accumulated Deficit during Development Stage [Member]	Accumulated Deficit during Development Stage [Member] Pro forma [Member]
Beginning balance at Jul. 07, 2006											$ 141,028
Issuance of founders' common stock (in shares)
Issuance of founders' common stock	4,000												4,000
Common stock issued for license (in shares)											31,378
Common stock issued for license	1,000												1,000
Issuance of convertible preferred stock, net of issuance costs (in shares)			10,040,000
Issuance of convertible preferred stock, net of issuance costs			6,712,000
Stock compensation expense	1,000												1,000
Net income (loss)	(1,217,000)														(1,217,000)
Ending Balance at Dec. 31, 2006	(1,211,000)		6,712,000										6,000		(1,217,000)
Ending Balance (in shares) at Dec. 31, 2006			10,040,000								172,406
Stock compensation expense	5,000												5,000
Net income (loss)	(7,071,000)														(7,071,000)
Ending Balance at Dec. 31, 2007	(8,277,000)		6,712,000										11,000		(8,288,000)
Beginning balance (in shares) at Dec. 31, 2007			10,040,000								172,406
Reclassification of Invest or Rights/liability upon settlement	5,321,000		3,213,000										5,321,000
Vesting of restricted stock (in shares)											10,660
Vesting of restricted stock	9,000												9,000
Issuance of convertible preferred stock, net of issuance costs (in shares)					13,095,646
Issuance of convertible preferred stock, net of issuance costs					15,055,000
Exercise of stock options (in shares)											1,552
Exercise of stock options	1,000												1,000
Stock compensation expense	34,000												34,000
Net income (loss)	(12,760,000)														(12,760,000)
Ending Balance at Dec. 31, 2008	(15,672,000)		9,925,000		15,055,000								5,376,000		(21,048,000)
Ending Balance (in shares) at Dec. 31, 2008			10,040,000		13,095,646						184,618
Vesting of restricted stock (in shares)											4,188
Vesting of restricted stock	4,000												4,000
Issuance of convertible preferred stock, net of issuance costs (in shares)							57,471,225
Issuance of convertible preferred stock, net of issuance costs							9,946,000
Exercise of stock options (in shares)											78,055
Exercise of stock options	69,000												69,000
Stock compensation expense	265,000												265,000
Net income (loss)	(14,908,000)														(14,908,000)
Ending Balance at Dec. 31, 2009	(30,242,000)		9,925,000		15,055,000		9,946,000						5,714,000		(35,956,000)
Ending Balance (in shares) at Dec. 31, 2009			10,040,000		13,095,646		57,471,225				266,861
Vesting of restricted stock (in shares)											3,427
Vesting of restricted stock	3,000												3,000
Issuance of convertible preferred stock, net of issuance costs (in shares)									175,418,122
Issuance of convertible preferred stock, net of issuance costs									44,915,000
Exercise of stock options (in shares)											16,183
Exercise of stock options	16,000												16,000
Stock compensation expense	317,000												317,000
Net income (loss)	(17,478,000)														(17,478,000)
Ending Balance at Dec. 31, 2010	(47,384,000)		9,925,000		15,055,000		9,946,000		44,915,000				6,050,000		(53,434,000)
Ending Balance (in shares) at Dec. 31, 2010			10,040,000		13,095,646		57,471,225		175,418,122		286,471
Exercise of stock options (in shares)											19,809
Exercise of stock options	33,000												33,000
Stock compensation expense	312,000												312,000
Net income (loss)	(21,564,000)														(21,564,000)
Ending Balance at Dec. 31, 2011	(68,603,000)		9,925,000		15,055,000		9,946,000		44,915,000				6,395,000		(74,998,000)
Ending Balance (in shares) at Dec. 31, 2011			10,040,000		13,095,646		57,471,225		175,418,122		306,280
Reclassification of warrants for common stock (unaudited)		610,000												610,000
Conversion of convertible preferred stock into common stock (in shares)				(10,040,000)		(13,095,646)		(57,471,225)		(175,418,122)		8,828,438
Conversion of convertible preferred stock into common stock		79,841,000		(9,925,000)		(15,055,000)		(9,946,000)		(44,915,000)		9,000		79,832,000
Exercise of stock options (in shares)	18,946										18,963
Exercise of stock options	29,000												29,000
Stock compensation expense	612,000												612,000
Net income (loss)	(15,087,000)														(15,087,000)
Ending Balance at Dec. 31, 2012	$ (83,049,000)	$ (2,598,000)	$ 9,925,000		$ 15,055,000		$ 9,946,000		$ 44,915,000			$ 9,000	$ 7,036,000	$ 87,478,000	$ (90,085,000)	$ (90,085,000)
Ending Balance (in shares) at Dec. 31, 2012			10,040,000		13,095,646		57,471,225		175,418,122		325,243	9,153,681